Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Account Payables and Accrued Expenses
Trade and account payables	$ 9,923	$ 9,921
Interest payables	521	486
Value-added, goods and services and other taxes (other than income taxes)	1,194	477
Compensation	289	206
Contract liabilities under contracts with customers	2,767	4,637
Lease liabilities	384	364
Provision for a financial loss	575	0
Due to an affiliate (see Note 26)	27	0
Losses on corporate guarantees (see Note 19)	0	3,070	$ 3,134
Account payables and accrued expenses	$ 15,680	$ 19,161